Consolidated Investment Portfolioas of June 30, 2024 (Unaudited)
DWS RREEF Real Assets Fund
	Shares	Value ($)

Common Stocks 78.4%
Communication Services 1.7%
Diversified Telecommunication Services
Cellnex Telecom SA 144A*	1,670,444	54,257,778
China Tower Corp. Ltd. “H” 144A	133,802,000	17,293,502
		71,551,280
Consumer Staples 0.4%
Food Products
Darling Ingredients, Inc.*	524,879	19,289,303
Energy 13.4%
Energy Equipment & Services 0.4%
Schlumberger NV	313,200	14,776,776
Oil, Gas & Consumable Fuels 13.0%
Cenovus Energy, Inc.	1,603,089	31,509,860
ConocoPhillips	182,790	20,907,520
Diamondback Energy, Inc.	63,780	12,768,118
DT Midstream, Inc.	241,580	17,159,427
Enbridge, Inc.	1,031,885	36,710,532
Gazprom PJSC (ADR)* (a)	1,013,306	0
Hess Corp.	113,985	16,815,067
Keyera Corp.	1,083,784	30,016,868
LUKOIL PJSC ** (a)	91,202	0
Marathon Petroleum Corp.	48,748	8,456,803
ONEOK, Inc.	1,304,345	106,369,335
Pembina Pipeline Corp.	1,392,373	51,662,478
Shell PLC	1,130,558	40,486,939
Targa Resources Corp.	671,716	86,503,587
TotalEnergies SE	440,425	29,460,904
Williams Companies, Inc.	1,472,110	62,564,675
		551,392,113
Industrials 7.1%
Commercial Services & Supplies 1.9%
GFL Environmental, Inc.	1,303,669	50,751,834
Waste Connections, Inc.	181,318	31,795,925
		82,547,759
Construction & Engineering 2.2%
Eiffage SA	215,015	19,759,247
Vinci SA	690,114	72,757,892
		92,517,139
Ground Transportation 1.2%
Norfolk Southern Corp.	143,184	30,740,173
Union Pacific Corp.	82,850	18,745,641
		49,485,814

Transportation Infrastructure 1.8%
Aena SME SA 144A	225,038	45,301,606
Grupo Aeroportuario del Pacifico SAB de CV (ADR) (b)	47,913	7,463,408
Grupo Aeroportuario del Sureste SAB de CV (ADR)	32,673	9,786,217
Japan Airport Terminal Co., Ltd.	427,642	14,606,374
		77,157,605
Materials 8.9%
Chemicals 2.2%
Corteva, Inc.	700,288	37,773,535
FMC Corp.	265,400	15,273,770
Nutrien Ltd. (b)	446,167	22,715,201
The Mosaic Co.	580,178	16,767,144
		92,529,650
Containers & Packaging 1.7%
Graphic Packaging Holding Co.	463,000	12,135,230
International Paper Co.	200,000	8,630,000
SIG Group AG	558,329	10,235,694
Smurfit Kappa Group PLC	426,088	19,004,175
Westrock Co.	451,789	22,706,915
		72,712,014
Metals & Mining 4.6%
Agnico Eagle Mines Ltd.	162,450	10,625,362
Barrick Gold Corp.	1,010,500	16,855,824
BHP Group Ltd.	592,270	16,848,031
Franco-Nevada Corp.	80,958	9,598,617
Freeport-McMoRan, Inc.	365,168	17,747,165
Glencore PLC	5,316,191	30,294,023
Gold Fields Ltd. (ADR) (b)	978,000	14,572,200
Ivanhoe Mines Ltd. “A”*	1,010,185	13,032,978
Nippon Steel Corp.	899,500	19,105,061
Norsk Hydro ASA	3,017,200	18,715,329
Nucor Corp.	51,980	8,216,998
Vale SA (ADR)	1,889,155	21,101,861
		196,713,449
Paper & Forest Products 0.4%
Stora Enso Oyj “R”	1,098,289	14,936,647
Real Estate 33.3%
Diversified REITs 1.7%
British Land Co. PLC	3,881,907	20,186,764
Essential Properties Realty Trust, Inc. (b)	1,122,816	31,113,231
KDX Realty Investment Corp.	10,010	9,757,697
Mori Trust Reit, Inc.	24,190	10,441,394
		71,499,086
Health Care REITs 2.3%
Alexandria Real Estate Equities, Inc.	1,344	157,208
American Healthcare REIT, Inc. (b)	1,164,482	17,013,082
Ventas, Inc.	425,900	21,831,634
Welltower, Inc.	556,666	58,032,430
		97,034,354
Hotel & Resort REITs 0.8%
Ryman Hospitality Properties, Inc.	327,464	32,700,555

Industrial REITs 4.5%
CapitaLand Ascendas REIT	7,047,700	13,268,376
EastGroup Properties, Inc.	199,526	33,939,373
Goodman Group	1,507,431	34,881,103
Industrial & Infrastructure Fund Investment Corp.	10,743	8,467,460
Prologis, Inc.	561,797	63,095,421
Segro PLC	1,573,822	17,808,872
STAG Industrial, Inc.	487,000	17,561,220
		189,021,825
Office REITs 0.8%
SL Green Realty Corp. (b)	613,400	34,742,976
Real Estate Management & Development 4.2%
Castellum AB*	1,492,304	18,235,670
CTP NV 144A	933,120	15,899,330
ESR Group Ltd. 144A	6,639,800	8,715,943
Fastighets AB Balder “B”*	3,261,818	22,347,991
Mitsubishi Estate Co., Ltd.	2,055,000	32,366,105
Mitsui Fudosan Co., Ltd.	1,932,100	17,729,996
PSP Swiss Property AG (Registered)	100,560	12,906,821
Sun Hung Kai Properties Ltd.	1,594,700	13,774,738
Vonovia SE	1,287,745	36,637,515
		178,614,109
Residential REITs 4.1%
American Homes 4 Rent “A”	480,588	17,858,650
AvalonBay Communities, Inc.	293,010	60,620,839
Boardwalk Real Estate Investment Trust (b)	249,978	12,878,513
Equity LifeStyle Properties, Inc.	62,511	4,071,341
Essex Property Trust, Inc.	154,120	41,951,464
InterRent Real Estate Investment Trust (b)	1,107,231	9,639,356
Sun Communities, Inc.	95,119	11,446,621
UNITE Group PLC	1,407,726	15,881,157
		174,347,941
Retail REITs 3.9%
Brixmor Property Group, Inc.	464,200	10,718,378
CapitaLand Integrated Commercial Trust	8,854,400	12,898,810
Japan Metropolitan Fund Invest	10,900	6,140,220
Klepierre SA	549,410	14,709,366
Link REIT (b)	3,561,241	13,801,098
NETSTREIT Corp.	752,082	12,108,520
Region RE Ltd.	5,658,800	7,930,654
Simon Property Group, Inc.	438,312	66,535,762
The Macerich Co.	1,211,002	18,697,871
		163,540,679
Specialized REITs 11.0%
American Tower Corp.	791,345	153,821,641
Big Yellow Group PLC	744,816	11,061,620
CubeSmart	1,122,330	50,695,646
Digital Realty Trust, Inc.	552,658	84,031,649
Equinix, Inc.	16,659	12,604,199
Iron Mountain, Inc.	551,809	49,453,123
Keppel DC REIT	5,728,900	7,587,911
Public Storage	77,323	22,241,961

SBA Communications Corp.	358,921	70,456,192
Weyerhaeuser Co.	224,800	6,382,072
		468,336,014
Utilities 13.6%
Electric Utilities 4.5%
Exelon Corp.	1,161,074	40,184,771
Hydro One Ltd. 144A	578,139	16,840,641
PG&E Corp.	4,025,444	70,284,252
Pinnacle West Capital Corp.	223,500	17,070,930
Redeia Corp. SA (b)	915,024	16,051,353
Terna - Rete Elettrica Nazionale	4,021,599	31,047,744
		191,479,691
Gas Utilities 2.7%
APA Group (Units)	3,076,010	16,403,625
Atmos Energy Corp.	263,906	30,784,635
China Resources Gas Group Ltd.	2,570,300	8,978,982
ENN Energy Holdings Ltd.	2,174,000	17,846,943
Kunlun Energy Co., Ltd.	15,632,000	16,174,238
Snam SpA (b)	3,792,443	16,756,603
Tokyo Gas Co., Ltd.	380,200	8,180,229
		115,125,255
Multi-Utilities 6.4%
CenterPoint Energy, Inc.	1,094,979	33,922,450
National Grid PLC	9,643,225	107,766,520
NiSource, Inc.	2,141,043	61,683,449
Sempra	857,840	65,247,310
		268,619,729
Total Common Stocks (Cost $3,094,462,407)		3,320,671,763

	Principal Amount ($)	Value ($)

Government & Agency Obligations 16.5%
U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Bonds:
0.875% , 2/15/2047	13,749,606	10,320,618
1.375% , 2/15/2044	19,333,600	16,566,206
U.S. Treasury Inflation-Indexed Notes:
0.125% , 7/15/2031	33,544,475	29,454,957
0.25% , 7/15/2029	44,140,084	40,530,578
0.375% , 7/15/2025	62,716,761	61,141,140
0.375% , 1/15/2027	75,153,562	71,434,135
0.375% , 7/15/2027	55,499,016	52,665,704
0.625% , 1/15/2026	71,517,168	69,186,994
0.625% , 7/15/2032	23,443,652	21,020,124
0.875% , 1/15/2029	23,982,746	22,719,392
U.S. Treasury Notes:
1.375% , 1/31/2025	13,500,000	13,197,568
3.0% , 7/31/2024	76,500,000	76,349,111
3.25% , 8/31/2024	100,000,000	99,618,490
4.25% , 9/30/2024 (b)	50,000,000	49,862,305
4.375% , 10/31/2024	25,000,000	24,914,063
4.5% , 11/30/2024	40,000,000	39,866,797
Total Government & Agency Obligations (Cost $715,660,780)		698,848,182

	Shares	Value ($)

Securities Lending Collateral 4.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (c) (d) (Cost $204,523,839)	204,523,839	204,523,839

Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 5.36% (c) (Cost $58,310,631)	58,310,631	58,310,631

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $4,072,957,657)	101.1	4,282,354,415
Other Assets and Liabilities, Net(b)	(1.1)	(44,686,824)
Net Assets	100.0	4,237,667,591
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2024 are as follows:
Value ($) at 3/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2024	Value ($) at 6/30/2024
Securities Lending Collateral 4.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (c) (d)
141,295,546	63,228,293 (e)	—	—	—	226,290	—	204,523,839	204,523,839
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 5.36% (c)
39,852,398	502,541,770	484,083,537	—	—	605,939	—	58,310,631	58,310,631
181,147,944	565,770,063	484,083,537	—	—	832,229	—	262,834,470	262,834,470

*	Non-income producing security.
**	Non-income producing security; due to applicable sanctions, dividend income was not recorded.
(a)	Investment was valued using significant unobservable inputs.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" include pending transactions of
$100,000,000 that are also on loan. The value of securities loaned at June 30, 2024 amounted to $196,249,214, which is 4.6% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
HRW: Hard Red Winter
LME: London Metal Exchange
PJSC: Public Joint Stock Company
RBOB: Reformulated Blendstock for Oxygenate Blending

REIT: Real Estate Investment Trust
ULSD: Ultra-Low Sulfur Diesel
WTI: West Texas Intermediate
At June 30, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Brent Crude Oil Futures	USD	7/31/2024	223	18,394,801	18,955,000	560,199
Brent Crude Oil Futures	USD	9/30/2024	101	8,470,783	8,433,500	(37,283)
Coffee Futures	USD	9/18/2024	49	4,222,487	4,167,450	(55,037)
Copper Futures	USD	9/26/2024	193	23,038,636	21,188,987	(1,849,649)
Corn Futures	USD	12/13/2024	876	21,148,719	18,428,850	(2,719,869)
Cotton No. 2 Futures	USD	12/6/2024	287	10,848,926	10,431,015	(417,911)
Gasoline RBOB Futures	USD	8/30/2024	70	6,704,867	7,264,740	559,873
Gold 100 oz. Futures	USD	8/28/2024	316	74,693,257	73,931,360	(761,897)
Gold 100 oz. Futures	USD	12/27/2024	142	33,820,175	33,875,520	55,345
Kansas City HRW Wheat Futures	USD	12/13/2024	245	8,416,296	7,389,813	(1,026,483)
Lean Hogs Futures	USD	8/14/2024	296	11,339,701	10,596,800	(742,901)
Live Cattle Futures	USD	8/30/2024	212	14,824,300	15,724,040	899,740
LME Copper Futures	USD	9/16/2024	92	23,490,761	22,061,945	(1,428,816)
LME Nickel Futures	USD	7/15/2024	103	11,182,653	10,563,622	(619,031)
LME Nickel Futures	USD	9/16/2024	89	9,744,851	9,223,654	(521,197)
LME Primary Aluminium Futures	USD	7/15/2024	870	53,341,422	54,168,810	827,388
LME Primary Aluminium Futures	USD	9/16/2024	803	51,336,852	50,660,467	(676,385)
LME Zinc Futures	USD	7/15/2024	120	7,885,807	8,671,050	785,243
LME Zinc Futures	USD	9/16/2024	106	7,626,891	7,778,996	152,105
Low Sulfur Gas Oil Futures	USD	9/12/2024	80	6,095,794	6,272,000	176,206
Natural Gas Futures	USD	9/26/2024	261	7,143,000	7,026,120	(116,880)
Natural Gas Futures	USD	8/28/2024	270	7,517,246	7,014,600	(502,646)
NY Harbor ULSD Futures	USD	8/30/2024	126	12,324,120	13,488,779	1,164,659
Silver Futures	USD	9/26/2024	230	35,851,761	33,994,000	(1,857,761)
Soybean Futures	USD	11/14/2024	306	18,291,224	16,891,200	(1,400,024)
Soybean Meal Futures	USD	12/13/2024	169	6,130,442	5,669,950	(460,492)
Soybean Oil Futures	USD	12/13/2024	402	10,905,678	10,562,148	(343,530)

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Sugar No. 11 Futures	USD	9/30/2024	420	9,216,277	9,549,120	332,843
Wheat Futures	USD	9/13/2024	222	7,734,685	6,365,850	(1,368,835)
WTI Crude Futures	USD	8/20/2024	261	19,808,498	21,047,040	1,238,542
WTI Crude Futures	USD	10/22/2024	133	9,567,981	10,507,000	939,019
Total					541,903,426	(9,215,465)
At June 30, 2024, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LME Copper Futures	USD	9/16/2024	12	2,863,268	2,877,645	(14,377)
LME Nickel Futures	USD	7/15/2024	103	11,218,959	10,563,622	655,337
LME Primary Aluminium Futures	USD	7/15/2024	870	55,038,821	54,168,810	870,011
LME Primary Aluminium Futures	USD	9/16/2024	96	5,976,157	6,056,544	(80,387)
LME Zinc Futures	USD	7/15/2024	120	8,528,861	8,671,050	(142,189)
LME Zinc Futures	USD	9/16/2024	6	441,174	440,321	853
Total					82,777,992	1,289,248
Currency Abbreviation(s)

USD	United States Dollar
Investment in Subsidiary
The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of June 30, 2024, the Fund held $458,593,622 in the Subsidiary, representing 10.2% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$—	$71,551,280	$—	$71,551,280
Consumer Staples	19,289,303	—	—	19,289,303
Energy	496,221,046	69,947,843	0	566,168,889
Industrials	149,283,198	152,425,119	—	301,708,317
Materials	247,752,800	129,138,960	—	376,891,760
Real Estate	1,026,400,928	383,436,611	—	1,409,837,539
Utilities	336,018,438	239,206,237	—	575,224,675
Government & Agency Obligations	—	698,848,182	—	698,848,182
Short-Term Investments (a)	262,834,470	—	—	262,834,470
Derivatives (b)
Futures Contracts	9,217,363	—	—	9,217,363
Total	$2,547,017,546	$1,744,554,232	$0	$4,291,571,778

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(17,143,580)	$—	$—	$(17,143,580)
Total	$(17,143,580)	$—	$—	$(17,143,580)

(a)	See Consolidated Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2024 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Commodity Contracts	$(7,926,217)
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DRAF-PH1
R-080548-2 (1/25)